Cost of Sales - Additional Information (Detail) - Cost of sales [member] - CAD ($) $ in Millions	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022
Disclosure of Detailed Information About Cost of Sales [Line Items]
Carbon tax recognized as expense	$ 7.2
Carbon tax recognized as recovery		$ 0.6
Steel [Member]
Disclosure of Detailed Information About Cost of Sales [Line Items]
Depreciation expense	95.0	86.7
Wages and benefit costs	375.6	305.6
Past service cost	47.9	$ 0.0
Steel [Member] | Pension defined benefit plans [member]
Disclosure of Detailed Information About Cost of Sales [Line Items]
Past service cost	44.5
Steel [Member] | Post-employment medical defined benefit plans [member]
Disclosure of Detailed Information About Cost of Sales [Line Items]
Past service cost	$ 3.4